UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

SMITH BARNEY TRUST II -SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

SMITH BARNEY

     DIVERSIFIED
LARGE CAP GROWTH FUND

SEMI-ANNUAL REPORT | APRIL 30, 2004

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

Semi-Annual Report • April 30, 2004

SMITH BARNEY DIVERSIFIED
LARGE CAP GROWTH FUND

What’s Inside

Letter From the Chairman	1

Schedule of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Notes to Financial Statements	10

Financial Highlights	14

DENNIS A. JOHNSON, CFA

Dennis A. Johnson, CFA has 23 years securities business experience and leads a team of equity managers in the day-to-day management of the fund. Mr. Johnson holds a BA in Economics from Virginia Military Institute and a MS in Finance from Virginia Commonwealth University.

FUND OBJECTIVE

The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. Under normal market conditions, the fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1000 stocks of the equity market are considered large cap issuers.

FUND FACTS

FUND INCEPTION
October 19, 1990

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
23 Years

L E T T E R  F R O M  T H E  C H A I R M A N

Dear Shareholder,

Over the six month period ended April 30, 2004, most broad U.S. stock and bond market indexes posted moderate gains. Stocks generally continued to outpace bonds, with large- capitalization stocks typically outperforming small- and mid-cap stocks and international stock markets generally outperforming the domestic stock market.The economic environment was dominated by uncertainty surrounding the sustainability of the domestic economic recovery, a continued focus on new job growth and a geopolitical environment centering on news from Iraq and new acts of terrorism.

Since the start of 2004, markets have been in a holding pattern — volatility declined and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit unnerved by prospects for U.S. Federal Reserve Board tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a negative influence on the stock market. Despite these concerns, however, the underlying economic and corporate earnings picture continued to improve through the end of the period.
Chairman, President and Chief Executive Officer

So far this year, the economy overall has appeared to be growing at a pace similar to last year’s rate.The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investments. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals, in general, while highly stimulative monetary and fiscal policy continued to provide support. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increasing inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000.The Fed has more or less said it prefers inflation to deflation in the current environment However, the recent pick-up in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer. Accordingly, the recent debate in the market has focused on the timing and magnitude of prospective rate increases.

Performance Review

Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney Diversified Large Cap Growth Fund, excluding sales charges, returned 1.71%. In comparison the fund’s unmanaged benchmark, the S&P 500/Barra Growth Indexi, returned 4.57%.The fund’s Lipper large-cap core funds category average, returned 4.52% for the same period.1

1Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 1052 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

1 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

PERFORMANCE SNAPSHOT
AS OF APRIL 30, 2004
(excluding sales charges)
(Unaudited)

6 Months

Class A Shares	1.71%

S&P 500/Barra Growth Index	4.57%

Lipper Large-Cap Core Funds Category Average	4.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 1.29% and Class C shares returned 1.31% over the six months ended April 30, 2004.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index. The S&P 500 Barra/Growth Index is a market-capitalization weighted index of stocks in the S&P 500 having higher price-to-book ratios relative to the S&P 500 as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 1052 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

Factors That Affected Fund Performance

The fund underperformed its benchmark for the period due largely to stock selection in the poorly performing information technology sector, although this was offset somewhat by a fund underweight in the sector. Stock selection in the consumer staples and health care sectors also factored in the fund’s underperformance for the period.

In terms of individual fund holdings, positive contributors to fund performance included pharmaceutical producer Pfizer Inc. in health care; tobacco and food producer Altria Group Inc. in consumer staples; and finance, aerospace, defense and transportation conglomerate General Electric Co. in industrials. Fund holdings that detracted from performance during the period included semiconductor maker Intel Corp. in information technology; pharmaceutical and consumer health product producer Wyeth (which the fund no longer holds), and biotechnology developer Amgen Inc., both in health care.

Special Shareholder Notice

Effective May 10, 2004, Dennis Johnson is responsible for the day-to-day management of the Smith Barney Diversified Large Cap Growth Fund and the fund’s benchmark will change from the S&P Barra/Growth to the Russell 1000 Growth Index.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. On February 2, 2004, initial sales charges on these shares were eliminated.

2 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004, are subject to change and may not be representative of the portfolio manager’s current or future investments. The fund’s top ten holdings as of this date were: Wal-Mart Stores, Inc. (7.0%), Pfizer Inc. (6.1%), Microsoft Corp. (4.9%), Johnson & Johnson (4.1%), International Business Machines Corp. (3.8%), General Electric Co. (3.6%), Cardinal Health, Inc. (3.4%), The Proctor & Gamble Co. (3.2%), The Coca-Cola Co. (3.2%), Altria Group, Inc. (3.0%). Please refer to pages 4 through 6 for a list and percentage breakdown of the fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The fund’s top five sector holdings as a percentage of total assets as of April 30, 2004 were: Health Care (26.6%); Information Technology (24.6%); Consumer Staples (20.1%); Industrials (11.7%); Consumer Discretionary (9.9%). The fund’s portfolio composition is subject to change at any time.

RISKS: Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

1The S&P 500 Barra/Growth is a market-capitalization weighted index of stocks in the S&P 500 having higher price-to-book ratios relative to the S&P 500 as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

3 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited)		April 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 9.9%
Hotels Restaurants & Leisure — 0.7%
35,200	Brinker International, Inc.*	$1,353,792

Media — 2.0%
53,470	McGraw Hill Cos., Inc.	4,216,644

Multiline Retail — 0.5%
41,200	Dollar Tree Stores, Inc.*	1,110,340

Specialty Retail — 5.3%
57,250	Abercrombie & Fitch Co., Class A shares	1,800,512
154,727	The Home Depot, Inc.	5,444,843
38,100	Lowe’s Co., Inc.	1,983,486
33,800	Ross Stores, Inc.	1,030,900
29,700	TJX Companies, Inc.	729,729

		10,989,470

Textiles & Apparel — 1.4%
17,000	Columbia Sportswear Co.*	905,080
35,400	Liz Claiborne, Inc.	1,242,540
11,000	NIKE, Inc.	791,450

		2,939,070

	TOTAL CONSUMER DISCRETIONARY	20,609,316

CONSUMER STAPLES — 20.1%
Beverages — 5.3%
130,431	The Coca Cola Co.	6,595,896
80,014	PepsiCo, Inc.	4,359,963

		10,955,859

Food & Drug Retailing — 1.6%
98,128	Walgreen Co.	3,383,453

Food & Staples Retailing — 7.0%
257,189	Wal-Mart Stores, Inc.	14,659,773

Household Products — 3.2%
62,980	The Proctor & Gamble Co.	6,660,135

Tobacco — 3.0%
111,350	Altria Group, Inc.	6,166,563

	TOTAL CONSUMER STAPLES	41,825,783

FINANCIALS — 5.8%
Banks — 1.9%
68,460	Wells Fargo & Co.	3,865,252

Diversified Financials — 1.8%
57,150	American Express Co.	2,797,492
43,221	MBNA Corp.	1,053,728

		3,851,220

Insurance — 2.1%
62,000	AMBAC Financial Group, Inc.	4,278,000

	TOTAL FINANCIALS	11,994,472

	See Notes to Financial Statements.

4 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)			April 30, 2004

SHARES		SECURITY	VALUE

HEALTH CARE — 26.5%
Biotechnology — 2.1%
78,975	Amgen Inc.*		$4,443,923

Healthcare Equipment & Supplies — 5.3%
131,700	Biomet, Inc.		5,202,150
102,433	Medtronic, Inc.		5,168,769
9,400	St. Jude Medical, Inc.*		716,844

			11,087,763

Healthcare Providers & Services — 3.4%
95,650	Cardinal Health, Inc.		7,006,363

Pharmaceuticals — 15.7%
94,681	Abbott Laboratories		4,167,858
158,574	Johnson & Johnson		8,567,753
81,727	Merck & Co, Inc.		3,841,169
151,700	Mylan Laboratories Inc.		3,475,447
357,067	Pfizer Inc.		12,768,716

			32,820,943

	TOTAL HEALTH CARE		55,358,992

INDUSTRIALS — 11.6%
Commercial Services & Supplies — 0.3%
15,000	Cintas Corp.		674,400

Construction & Engineering — 1.8%
90,000	Jacobs Engineering Group Inc.*		3,753,900

Industrial Conglomerates — 5.0%
32,990	3M Co.		2,852,975
252,522	General Electric Co.		7,563,034

			10,416,009

Machinery — 4.5%
58,000	Danaher Corp.		5,366,160
80,000	Oshkosh Truck Corp.		4,096,000

			9,462,160

	TOTAL INDUSTRIALS		24,306,469

INFORMATION TECHNOLOGY — 24.5%
Communications Equipment — 3.1%
260,169	Cisco Systems, Inc.*		5,429,727
16,000	Qualcomm Inc.		999,360

			6,429,087

Computer & Peripherals — 5.8%
87,786	Dell Inc.*		3,047,052
89,723	International Business Machines Corp.		7,910,877
62,210	Network Appliance, Inc.*		1,158,350

			12,116,279

Electronic Equipment & Instruments — 0.4%
13,540	CDW Corp.		846,115

  See Notes to Financial Statements.
  5 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		April 30, 2004

SHARES	SECURITY	VALUE

IT Consulting & Services — 1.3%
27,000	Affiliated Computer Services Inc.*	$1,309,500
16,542	Paychex, Inc.	616,686
34,500	Sungard Data Systems Inc.*	899,415

		2,825,601

Semiconductor Equipment & Products — 4.4%
235,388	Intel Corp.	6,056,533
57,500	Linear Technologies Corp.	2,048,725
22,730	Maxim Integrated Products, Inc.	1,045,353

		9,150,611

Software — 9.5%
296,000	Jack Henry & Associates, Inc.	5,384,240
391,294	Microsoft Corp.	10,161,905
380,096	Oracle Corp.*	4,264,677

		19,810,822

	TOTAL INFORMATION TECHNOLOGY	51,178,515

MATERIALS — 1.5%
Chemicals — 1.5%
54,000	Sigma Aldrich	3,058,560

	TOTAL COMMON STOCKS
	(Cost — $214,474,019)	208,332,107

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 0.1%
$208,000	UBS Warburg Repurchase Agreement,
	1.02% due 5/3/04 proceeds at maturity $208,018
	(Fully Collateralized by Fannie Mae, 7.25% due 1/15/10
	Valued at $212,940); (Cost — $208,000)	208,000

	TOTAL INVESTMENTS — 100%
	(Cost — $214,682,019)	$208,540,107

*Non-income producing security.
  See Notes to Financial Statements.
  6 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2004
ASSETS:
Investments, at value (Cost, $ 214,682,019)	$208,540,107
Cash	173
Dividend and interest receivable	69,587
Receivable for fund shares sold	20,535

Total Assets	208,630,402

LIABILITIES:
Payable for shares of beneficial interest repurchased	135,272
Management fees payable (Note 2)	108,611
Distribution/Service fees payable (Note 3)	51,261
Accrued expenses and other liabilities	124,937

Total Liabilities	420,081

Total Net Assets	$208,210,321

NET ASSETS:
Par value of shares of beneficial interest ($0.00001 par value, unlimited shares authorized)	$151
Capital paid in excess of par value	257,623,379
Undistributed net investment income	64,960
Accumulated net realized loss from investment transactions	(43,336,257)
Net unrealized depreciation of investments	(6,141,912)

Total Net Assets	$208,210,321

Computation of
Class A Shares:
Net Asset Value per share ($196,591,363/14,210,184 shares outstanding)	$13.83
Offering Price per share ($13.83 ÷ 0.95)	$14.56	*

Class B Shares:
Net Asset Value per share and offering price ($11,087,859/833,466 shares outstanding)	$13.30	**

Class C Shares†:
Net Asset Value per share ($531,099/38,140 shares outstanding)	$13.92	**

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Effective April 29, 2004, Class L shares were redesignated as Class C shares.
  See Notes to Financial Statements.
  7 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2004

INVESTMENT INCOME:
Dividend	$1,244,991
Interest	10,227

Total Investment Income	1,255,218

EXPENSES:
Management fees (Note 2)	969,928
Distribution/Service fees (Note 3)	314,601
Transfer agent fees	117,650
Shareholder reports	36,532
Custody and fund accounting fees	30,926
Blue sky fees	22,001
Legal fees	17,818
Audit fees	12,000
Trustees fees	3,101
Other	3,870

Total Expenses	1,528,427
Less: Aggregate amount waived by the Manager (Note 2)	(339,125)

Net Expenses	1,189,302

Net Investment Income	65,916

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions	1,578,370
Net increase in unrealized appreciation on investments	2,134,581

Net Realized and Unrealized Gain From Investments	3,712,951

Net Increase in Net Assets From Operations	$3,778,867

  See Notes to Financial Statements.
  8 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30, 2004	October 31,
	(unaudited)	2003

OPERATIONS:
Net investment Income	$65,916	$484,676
Net realized gain (loss) from investment transactions	1,578,370	(7,283,155)
Unrealized appreciation of investments	2,134,581	36,361,904

Net Increase in Net Assets Resulting From Operations	3,778,867	29,563,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A	(485,566)	(53,039)
Net investment income Class B	—	—
Net investment income Class C*	—	—

Decrease in Net Assets From Distributions to Shareholders	(485,566)	(53,039)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Class A
Net proceeds from sale of shares	3,143,679	4,602,826
Net asset value of shares issued to shareholders from reinvestment of distributions	477,297	52,325
Cost of shares repurchased	(12,511,183)	(18,831,449)

Total Class A	(8,890,207)	(14,176,298)

Class B
Net proceeds from sale of shares	395,105	693,070
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(700,703)	(1,259,291)

Total Class B	(305,598)	(566,221)

Class C*
Net proceeds from sale of shares	87,354	217,570
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	(205,754)	(196,066)

Total Class C	(118,400)	21,504

Net Decrease in Net Assets From Transactions in Shares
of Beneficial Interest	(9,314,205)	(14,721,015)

Net Increase (Decrease) in Net Assets	(6,020,904)	14,789,371
NET ASSETS:
Beginning of period	214,231,225	199,441,854

End of period†	$208,210,321	$214,231,225

† Includes undistributed net investment income of:	$64,960	$484,610

* Effective April 29, 2004, Class L shares were redesignated as Class C shares.

  See Notes to Financial Statements.
  9 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The investment manager of the Fund is Smith Barney Fund Management LLC (the “Manager”). Citigroup Global Markets Inc. (“CGM”) serves as the Fund’s distributor (the “Distributor”), and continues to sell Fund shares to the public as a member of the selling group. Smith Barney Fund Management LLC and CGM are subsidiaries of Citigroup.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $134,150 to CTB.

The Fund offers Class A, Class B and Class C shares, (effective April 29, 2004, Class L was renamed Class C). Class A shares have a front-end, or initial, sales charge.This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class C pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class C shares. For the six months ended April 30, 2004, the Fund has been informed that the distributor retained front-end net commissions paid by investors of $37,000 and $0 from sales of Class A and Class C shares, respectively and $3,000 and $0 in deferred sales charges from redemptions of Class B and Class C shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System, for which market quotations are available, are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

10 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. Distributions Distributions to shareholders are recorded on the ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

E. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreements.The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund.The Manager or an affiliate also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly.The management fee is computed at the annual rate of 0.90% of the Funds’ average daily net assets.The management fee amounted to $969,928, of which $339,125 was voluntarily waived for the six months ended April 30, 2004.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class C shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund.The Service fees for Class A shares amounted to $254,365 for the six months ended April 30, 2004. Under the Class B and Class C Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class C shares of the Fund, respectively.The Service fees for Class B and Class C shares amounted to $56,977 and $3,259, respectively, for the six months ended April 30, 2004.These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

11 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $57,221,569 and $63,921,123, respectively, for the six months ended April 30, 2004. Brokerage commissions paid to Citigroup Global Markets, Inc. amounted to $0.

5. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2004, as computed on a federal income tax basis, are as follows:

Gross unrealized appreciation	18,932,155
Gross unrealized depreciation	(25,074,067)

Net unrealized depreciation	(6,141,912)

6. Shares of Beneficial Interest

At April 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

Class A
Shares sold	223,654	378,927
Shares issued to shareholders from reinvestment of distributions	33,971	4,570
Shares repurchased	(889,387)	(1,543,444)

Net Decrease	(631,762)	(1,159,947)

Class B
Shares sold	29,143	57,266
Shares issued to shareholders from reinvestment of distributions	—	—
Shares repurchased	(51,690)	(108,368)

Net Decrease	(22,547)	(51,102)

Class C*
Shares sold	6,216	17,448
Shares issued to shareholders from reinvestment of distributions	—	—
Shares repurchased	(14,431)	(15,953)

Net Increase (Decrease)	(8,215)	1,495

* Effective April 29, 2004, Class L shares were redesignated as Class C shares.

7.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts

12 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees elected to receive a lump sum payment under the Plan during this period.The Fund’s allocable share of the expense of the Plan for the six months ended April 30, 2004 and the related liability at April 30, 2004 were not material.

8. Additional Information

The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a onetime payment from the sub-contractor.

The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds.The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

13 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Financial Highlights

For a share of each class of Capital Stock:

	Six Months Ended		Year Ended October 31,
	April 30, 2004
Class A Shares	(unaudited)		2003	2002	2001		2000		1999

Net Asset Value, Beginning of Period	$13.63		$11.78	$14.26	$21.91		$24.42		$21.47

Income From Operations:
Net investment income (loss)	0.007	†	0.035 †	0.009	(0.021)		(0.084)		(0.079	)†
Net realized and unrealized gain (loss)	0.226		1.818	(2.489)	(5.851)		1.021		4.944

Total From Operations	0.233		1.853	(2.480)	(5.872)		0.937		4.865

Less Distributions From:
Net investment income		(0.033)	(0.003)	—	—		—		—
Net realized gain	—		—	—	(1.778)		(3.447)		(1.915)

Total Distributions		(0.033)	(0.003)	—	(1.778)		(3.447)		(1.915)

Net Asset Value, End of Period	$13.83		$13.63	$11.78	$14.26		$21.91		$24.42

Total Return	1.71	%**	15.74%	(17.39)%	(28.00)%		3.20%		23.60%

Net Assets, End of Period (000’s)	$196,591		$202,356	$188,539	$261,864		$421,307		$513,883

Ratios to Average Net Assets:
Expenses	1.05	%*	1.05%	1.05%	1.05	%(a)	1.05	%(a)	1.05	%(a)
Net investment income (loss)	0.10	%*	0.28%	0.06%	(0.12)%		(0.33)%		(0.34)%

Portfolio Turnover Rate		27%	20%	29%	29%		80%		108%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share	$(0.015	)†	$(0.003)†	(0.035)	(0.062)		(0.143)		$(0.131	)†
Ratios:
Expenses to average net assets	1.36	%*	1.36%	1.35%	1.29	%(a)	1.29	%(a)	1.27	%(a)
Net investment loss to average net assets	(0.21	)%*	(0.03)%	(0.24)%	(0.36)%		(0.57)%		(0.56)%

*	Annualized
**	Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
(a)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

See Notes to Financial Statements.
14 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:

									January 4, 1999
	Six Months Ended		Year Ended October 31,						(Commencement
	April 30, 2004								of Operations) to
Class B Shares	(unaudited)		2003	2002	2001		2000		October 31, 1999

Net Asset Value, Beginning of Period	13.13		11.43	13.93	21.61		24.28		22.73

Income From Operations:
Net investment loss	(0.044	)†	(0.055)†	(0.100)	(0.150)		(0.248)		(0.206	)†
Net realized and unrealized gain (loss)	0.214		1.755	(2.400)	(5.752)		1.025		1.756

Total From Operations	0.170		1.700	(2.500)	(5.902)		0.777		1.550

Less Distributions From:
Net investment income	—		—	—	—		—		—
Net realized gain	—		—	—	(1.778)		(3.447)		—

Total Distributions			—	—	(1.778)		(3.447)		—

Net Asset Value, End of Period	$13.30		$13.13	$11.43	$13.93		$21.61		$24.28

Total Return	1.29	%**	14.87%	(17.95)%	(28.58)%		2.47%		6.82	%**

Net Assets, End of Period (000’s)	$11,088		$11,239	$10,366	$14,485		$24,194		$28,275

Ratios to Average Net Assets:
Expenses	1.80	%*	1.80%	1.80%	1.80	%(a)	1.80	%(a)	1.80	%(a)*
Net investment loss	(0.65	)%*	(0.47)%	(0.69)%	(0.87)%		(1.08)%		(1.13	)%*

Portfolio Turnover Rate	27%		20%	29%	29%		80%		108%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share	$(0.065	)†	$(0.092)†	(0.143)	(0.191)		(0.307)		$(0.258	)†
Ratios:
Expenses to average net assets	2.11	%*	2.11%	2.10%	2.04	%(a)	2.04	%(a)	2.02	%(a)*
Net investment loss to average net assets	(0.96	)%*	(0.78)%	(0.99)%	(1.11)%		(1.32)%		(1.35	)%*

*	Annualized.
**	Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
(a)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.
See Notes to Financial Statements.
15 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:

	Six Months							September 22, 2000
	Ended		Year Ended October 31,					(Commencement
	April 30, 2004							of Operations) to
Class C Shares#	(unaudited)		2003	2002		2001		October 31, 2000

Net Asset Value, Beginning of Period	13.74		11.96	14.58		22.51		23.16

Income From Operations:
Net investment loss	(0.045	)†	(0.057)†	(0.058)		(0.093)		(0.022	)†
Net realized and unrealized gain (loss)	0.225		1.837	(2.562)		(6.059)		(0.628)

Total From Operations	0.180		1.780	(2.620)		(6.152)		(0.650)

Less Distributions From:
Net investment income	—		—	—		—		—
Net realized gain	—		—	—		(1.778)		—

Total Distributions			—	—		(1.778)		—

Net Asset Value, End of Period	$13.92		$13.74	$11.96		$14.58		22.51

Total Return	1.31	%**	14.88%	(17.97	)%**	(28.54)%		(2.81	)%**

Net Assets, End of Period (000’s)	$531		$637	$537		$204		$39

Ratios to Average Net Assets:
Expenses	1.80	%*	1.80%	1.80%		1.80	%(a)	1.80	%(a)*
Net investment loss	(0.63	)%*	(0.46)%	(0.66)%		(0.88)%		(1.08	)%*

Portfolio Turnover Rate		27%	20%	29%		29%		80%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share	$(0.068	)†	$(0.096)†	(0.084)	(0.118)		$(0.027	)†
Ratios:
Expenses to average net assets	2.11	%*	2.11%	2.10%	2.04	%(a)	2.04	%(a)*
Net investment loss to average net assets	(0.94	)%*	(0.77)%	(0.96)%	(1.12)%		(1.32	)%*

*	Annualized.
**	Not Annualized.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
(a)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.
#	Effective April 29, 2004, Class L shares were redesignated as Class C shares.
See Notes to Financial Statements.
16 Smith Barney Diversified Large Cap Growth Fund | 2004 Semi-Annual Report

SMITH BARNEY

DIVERSIFIED LARGE CAP GROWTH FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher	DISTRIBUTOR
Mark T. Finn	Citigroup Global Markets Inc.
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington	CUSTODIAN
Susan B. Kerley	State Street Bank
Alan G. Merten	& Trust Company
R. Richardson Pettit

TRANSFER AGENT
Citicorp Trust Bank, fsb.
OFFICERS	125 Broad Street, 11th Floor
New York, NY 10004
R. Jay Gerken, CFA*
President and
Chief Executive Officer
SUB-TRANSFER AGENT
Andrew B. Shoup*	PFPC Global Fund Services
Senior Vice President and	P.O. Box 9699
Chief Administrative Officer	Providence, RI 02940-9699

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer
  *Affiliated Person of
  Investment Manager

Smith Barney Trust II

Smith Barney Diversified Large Cap
Growth Fund

The fund is a separate investment fund of Smith Barney Trust II, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-451-2010 and by visiting the SEC’s web site at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Trust II — Smith Barney Diversified Large Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

SMITH BARNEY DIVERSIFIED LARGE CAP
GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, NY 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02555            02696                 6/04            04-6798

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
         COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)      The  registrant's  principal  executive  officer and principal
                  financial   officer  have  concluded  that  the   registrant's
                  disclosure  controls and  procedures  (as defined in Rule 30a-
                  3(c) under the Investment Company Act of 1940, as amended (the
                  "1940 Act")) are  effective as of a date within 90 days of the filing  date of  this  report  that  includes  the  disclosure required by this paragraph,  based on their  evaluation of the disclosure  controls and procedures  required by Rule 30a-3(b)
                  under the 1940 Act and 15d-15(b) under the Securities Exchange
                  Act of 1934

         (b)      There  were no changes in the  registrant's  internal  control over  financial  reporting (as defined in Rule 30a-3(d)  under the 1940 Act)  that  occurred  during  the  registrant's  last fiscal half-year (the registrant's  second fiscal half-year in the case of an annual report) that have  materially  affected, or are likely to materially  affect the registrant's  internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(2)   Attached hereto.

                  Exhibit 99.CERT       Certifications  pursuant  to section 302
                                        of the Sarbanes-Oxley Act of 2002

         (b)      Furnished.

                  Exhibit 99.906CERT    Certifications  pursuant  to Section 906
                                        of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Date: June 24, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Date: June 24, 2004

By:  /s/ ANDREW B. SHOUP
     Chief Administrative Officer of
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Date: June 24, 2004